Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Class of Stock [Line Items]
Common Stock

6. Common Stock

In May 2021, the Company entered into an At-The-Market Sales Agreement (the “Sales Agreement”) with H.C. Wainwright and Co., LLC (“HCW”) to act as the Company’s sales agent with respect to the issuance and sale of up to $20.0 million of the Company’s shares of common stock, from time to time in an at-the-market public offering (the “ATM Offering”). Upon filing of the Annual Report, the Company continued to be subject to General Instruction I.B.6 of Form S-3, pursuant to which in no event will the Company sell its common stock in a registered primary offering using Form S-3 with a value exceeding more than one-third of its public float in any 12 calendar month period so long as its public float remains below $75,000,000. Therefore, the amount that may be able to be raised using the ATM Offering will be significantly less than $20,000,000, until such time as the Company’s public float held by non-affiliates exceeds $75,000,000.

Sales of common stock under the Sales Agreement are made pursuant to an effective shelf registration statement on Form S-3, which was filed with the SEC on May 17, 2024, and subsequently declared effective on May 30, 2024 (File No. 333-279491), and a related prospectus. HCW acts as the Company’s sales agent on a commercially reasonable efforts basis, consistent with its normal trading and sales practices and applicable state and federal laws, rules and regulations and the rules of The Nasdaq Capital Market. If expressly authorized by the Company, HCW may also sell the Company’s common stock in privately negotiated transactions. There is no specific date on which the ATM Offering will end, there are no minimum sale requirements and there are no arrangements to place any of the proceeds of the ATM Offering in an escrow, trust or similar account. HCW is entitled to compensation at a fixed commission rate of 3.0% of the gross proceeds from the sale of the Company’s common stock pursuant to the Sales Agreement.

During the three months ended March 31, 2026, and 2025, no shares of the Company’s common stock were sold under the Sales Agreement.

6. Common Stock

In May 2021, the Company entered into an At-The-Market Sales Agreement (the “Sales Agreement”) with H.C. Wainwright and Co., LLC (“HCW”) to act as the Company’s sales agent with respect to the issuance and sale of up to $20.0 million of the Company’s shares of common stock, from time to time in an at-the-market public offering (the “ATM Offering”). Upon filing of the Annual Report, the Company continued to be subject to General Instruction I.B.6 of Form S-3, pursuant to which in no event will the Company sell its common stock in a registered primary offering using Form S-3 with a value exceeding more than one-third of its public float in any 12 calendar month period so long as its public float remains below $75,000,000. Therefore, the amount that may be able to be raised using the ATM Offering will be significantly less than $20,000,000, until such time as the Company’s public float held by non-affiliates exceeds $75,000,000.

Sales of common stock under the Sales Agreement are made pursuant to an effective shelf registration statement on Form S-3, which was filed with the SEC on May 17, 2024, and subsequently declared effective on May 30, 2024 (File No. 333-279491), and a related prospectus. HCW acts as the Company’s sales agent on a commercially reasonable efforts basis, consistent with its normal trading and sales practices and applicable state and federal laws, rules and regulations and the rules of The Nasdaq Capital Market. If expressly authorized by the Company, HCW may also sell the Company’s common stock in privately negotiated transactions. There is no specific date on which the ATM Offering will end, there are no minimum sale requirements and there are no arrangements to place any of the proceeds of the ATM Offering in an escrow, trust or similar account. HCW is entitled to compensation at a fixed commission rate of 3.0% of the gross proceeds from the sale of the Company’s common stock pursuant to the Sales Agreement.

During the years ended December 31, 2025, and 2024, no shares of common stock were sold under the Sales Agreement.

Eos SENOLYTIXS Inc [Member]
Class of Stock [Line Items]
Common Stock

8.	COMMON STOCK

On October 15, 2024, the Company filed its certificate of incorporation, which authorized the Company to issue up to 6,000,000 shares of Class A common stock, $0.00001 par value per share, 1,000,000 shares of Class B common stock, $0.00001 par value per share and 1,000 shares of preferred stock, $0.00001 par value per share.

As of March 31, 2026 and December 31, 2025, there were 4,000,000 shares of Class A common stock issued and outstanding and 1,000,000 shares of Class B common stock issued and outstanding. As of March 31, 2026 and December 31, 2025 there were no shares of preferred stock issued or outstanding.

Each share of Class A common stock entitles the holder to one vote per share. Each share of Class B common stock entitles the holder to ten votes per share. Voting is the only economic or non-economic difference between Class A and Class B common stock. Each share of preferred stock would have the same voting rights as the Class A common stock. Common stockholders are entitled to receive dividends, when and if declared by the Company’s Board of Directors, subject to the preferential dividend rights of the holders of the Company’s preferred stock. To date, no cash dividends have been declared or paid.

The Class B common stock is automatically convertible into Class A common stock upon the election of the holder or in the event of a non-permitted transfer. Unless permitted or in connection with a merger, consolidation, or other business combination with a third-party purchaser, stockholders will not, directly or indirectly, voluntarily or involuntarily, transfer any of their shares.

The definition of “transfer” means to, directly or indirectly, sell, transfer, assign, pledge, encumber, hypothecate, or similarly dispose of, either voluntarily or involuntarily, by operation of law or otherwise, or to enter into any contract, option, or other arrangement or understanding with respect to the sale, transfer, assignment, pledge, encumbrance, hypothecation, or similar disposition of, any common stock or preferred stock owned by a person or any interest (including a beneficial interest) in any common stock or preferred stock owned by a person.

4.	COMMON STOCK

On October 15, 2024, the Company filed its certificate of incorporation, which authorized the Company to issue up to 6,000,000 shares of Class A common stock, $0.00001 par value per share, 1,000,000 shares of Class B common stock, $0.00001 par value per share and 1,000 shares of preferred stock, $0.00001 par value per share.

As of December 31, 2025 and 2024, there were 4,000,000 shares of Class A common stock issued and outstanding and 1,000,000 shares of Class B common stock issued and outstanding. As of December 31, 2025 and 2024 there were no shares of preferred stock issued or outstanding.

Each share of Class A common stock entitles the holder to one vote per share. Each share of Class B common stock entitles the holder to ten votes per share. Voting is the only economic or non-economic difference between Class A and Class B common stock. Each share of preferred stock would have the same voting rights as the Class A common stock. Common stockholders are entitled to receive dividends, when and if declared by the Company’s Board of Directors, subject to the preferential dividend rights of the holders of the Company’s preferred stock. As of December 31, 2025 and 2024, no cash dividends have been declared or paid.

The Class B common stock is automatically convertible into Class A common stock upon the election of the holder or in the event of a non-permitted transfer. Unless permitted or in connection with a merger, consolidation, or other business combination with a third-party purchaser, stockholders will not, directly or indirectly, voluntarily or involuntarily, transfer any of their shares.

The definition of “transfer” means to, directly or indirectly, sell, transfer, assign, pledge, encumber, hypothecate, or similarly dispose of, either voluntarily or involuntarily, by operation of law or otherwise, or to enter into any contract, option, or other arrangement or understanding with respect to the sale, transfer, assignment, pledge, encumbrance, hypothecation, or similar disposition of, any common stock or preferred stock owned by a person or any interest (including a beneficial interest) in any common stock or preferred stock owned by a person.